CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools
A breakdown of current receivables and other current assets is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Trade receivables	360,339	349,176
Receivables from financing activities	1,613,396	1,661,632
Current tax receivables	31,715	15,918
Other current assets	159,223	137,763
Total	2,164,673	2,164,489

Disclosure of trade receivables by nature
A breakdown of trade receivables by nature is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Trade receivables due from:
Dealers	145,061	153,894
Sponsorship and commercial activities	108,737	81,863
Brand activities	37,346	26,189
Stellantis Group companies	1,070	3,654
Other	68,125	83,576
Total	360,339	349,176

Disclosure of trade receivables by currency
A breakdown of trade receivables by currency is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Trade receivables denominated in:
Euro	143,909	166,846
U.S. Dollar	170,138	152,537
Japanese Yen	16,867	6,104
Pound Sterling	6,246	12,814
Chinese Yuan	2,132	4,701
Other currencies	21,047	6,174
Total	360,339	349,176

Disclosure of changes in allowance for doubtful accounts from financing activities
Changes in the allowance for doubtful accounts of trade receivables are presented below.

	2025	2024
	(€ thousand)
At January 1	33,376	25,418
Additional provisions	16,385	10,884
Utilizations	(11,527)	(2,104)
Releases	(1,996)	(828)
Other changes	—	6
At December 31	36,238	33,376
Changes in the allowance for doubtful accounts of receivables from financing activities are presented below.

	2025	2024
	(€ thousand)
At January 1	16,547	11,165
Additional provisions	13,557	10,038
Utilizations	(8,984)	(5,293)
Releases	(45)	(57)
Other changes	(2,333)	694
At December 31	18,742	16,547

Disclosure of other current assets
A breakdown of other current assets is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Italian and foreign VAT credits	99,593	56,837
Prepayments	51,863	63,983
Other	7,767	16,943
Total other current assets	159,223	137,763

Disclosure of current receivables and other current assets by due date
A breakdown of receivables and other current assets (excluding prepayments) by due date is presented below.

	At December 31, 2025
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	310,058	7,962	—	42,319	360,339
Receivables from financing activities (1)	250,791	1,139,104	118,920	104,581	1,613,396
Current tax receivables	27,755	3,960	—	—	31,715
Other current assets (excluding prepayments)	107,360	—	—	—	107,360
Total	695,964	1,151,026	118,920	146,900	2,112,810

	At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	302,025	—	—	47,151	349,176
Receivables from financing activities (1)	237,414	1,226,598	90,417	107,203	1,661,632
Current tax receivables	11,454	4,464	—	—	15,918
Other current assets (excluding prepayments)	73,389	—	—	391	73,780
Total	624,282	1,231,062	90,417	154,745	2,100,506